UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10491

Nuveen Real Estate Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Real Estate Income Fund (JRS)
March 31, 2015

Shares	Description (1)				Value
	LONG-TERM INVESTMENTS – 137.3% (98.4% of Total Investments)
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 76.1% (54.6% of Total Investments)
	Diversified – 5.1%
308,606	Duke Realty Corporation				$ 6,718,353
81,750	Liberty Property Trust				2,918,475
74,760	Vornado Realty Trust				8,373,120
	Total Diversified				18,009,948
	Health Care – 9.4%
186,510	HCP, Inc.,				8,059,097
157,481	Health Care REIT, Inc., (2)				12,182,730
212,400	Senior Housing Properties Trust				4,713,156
117,140	Ventas Inc.				8,553,563
	Total Health Care				33,508,546
	Hotels, Restaurants & Leisure – 5.5%
319,925	Host Hotels & Resorts Inc.				6,456,087
34,700	Hyatt Hotels Corporation, Class A, (3)				2,054,934
117,750	LaSalle Hotel Properties				4,575,765
130,550	RLJ Lodging Trust				4,087,521
30,400	Starwood Hotels & Resorts Worldwide, Inc.				2,538,400
	Total Hotels, Restaurants & Leisure				19,712,707
	Industrial – 4.5%
67,200	DCT Industrial Trust Inc.				2,329,152
314,103	Prologis Inc.				13,682,327
	Total Industrial				16,011,479
	Office – 11.8%
76,850	Alexandria Real Estate Equities Inc.				7,534,374
377,240	BioMed Realty Trust Inc.				8,548,258
57,850	Boston Properties, Inc.				8,126,768
211,800	Brandywine Realty Trust				3,384,564
92,850	Columbia Property Trust Inc.				2,508,807
138,200	Douglas Emmett Inc.				4,119,742
30,100	Kilroy Realty Corporation				2,292,717
42,700	SL Green Realty Corporation				5,481,826
	Total Office				41,997,056
	Residential – 14.1%
172,226	Apartment Investment & Management Company, Class A				6,778,815
66,388	AvalonBay Communities, Inc.				11,568,108
91,950	Equity Lifestyles Properties Inc.				5,052,653
156,420	Equity Residential				12,178,861
20,138	Essex Property Trust Inc.				4,629,726
32,000	Mid-America Apartment Communities				2,472,640
21,100	Post Properties, Inc.				1,201,223
193,330	UDR Inc.				6,579,020
	Total Residential				50,461,046
	Retail – 19.3%
223,550	Brixmor Property Group Inc.				5,935,253
299,550	Developers Diversified Realty Corporation				5,577,621
202,349	General Growth Properties Inc.				5,979,412
183,950	Kimco Realty Corporation				4,939,058
168,800	Kite Realty Group Trust				4,755,096
65,577	Macerich Company				5,530,108
56,810	Regency Centers Corporation				3,865,352
154,350	Retail Opportunity Investments Corporation				2,824,605
128,399	Simon Property Group, Inc.				25,119,980
58,450	Taubman Centers Inc.				4,508,249
	Total Retail				69,034,734
	Specialized – 6.4%
349,700	CubeSmart				8,445,255
40,750	Extra Space Storage Inc.				2,753,478
59,537	Public Storage, Inc.				11,737,124
	Total Specialized				22,935,857
	Total Real Estate Investment Trust Common Stocks (cost $173,459,694)				271,671,373

Shares	Description (1)	Coupon		Ratings (4)	Value
	REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS – 61.1% (43.8% of Total Investments)
	Diversified – 5.3%
24,700	First Potomac Realty Trust	7.750%		N/R	$ 631,085
135,100	PS Business Parks, Inc.	6.450%		Baa2	3,512,600
14,650	PS Business Parks, Inc.	6.000%		Baa2	366,104
3,550	PS Business Parks, Inc.	6.875%		Baa2	91,271
167,014	Vornado Realty Trust	6.875%		BBB-	4,374,097
134,500	Vornado Realty Trust	6.625%		BBB-	3,410,920
125,100	Vornado Realty Trust	5.700%		BBB-	3,116,241
146,000	Vornado Realty Trust	5.400%		BBB-	3,549,260
	Total Diversified				19,051,578
	Health Care – 4.6%
494,250	Health Care REIT, Inc.	6.500%		Baa3	13,255,785
114,800	Sabra Health Care REIT, Inc.	7.125%		BB-	3,053,680
	Total Health Care				16,309,465
	Hotels, Restaurants & Leisure – 4.0%
100,000	Ashford Hospitality Trust Inc.	8.450%		N/R	2,572,000
145,800	Hospitality Properties Trust	7.125%		Baa3	3,857,868
43,650	Pebblebrook Hotel Trust	7.875%		N/R	1,134,464
11,800	Summit Hotel Properties Inc.	9.250%		N/R	324,500
247,950	Sunstone Hotel Investors Inc.	8.000%		N/R	6,471,495
	Total Hotels, Restaurants & Leisure				14,360,327
	Industrial – 0.8%
114,700	Terreno Realty Corporation	7.750%		N/R	2,998,258
	Office – 12.1%
253,200	Alexandria Real Estate Equities Inc., Series E	6.450%		Baa3	6,573,072
40,000	Brandywine Realty Trust, Series D	6.900%		Ba1	1,050,000
39,050	Corporate Office Properties Trust	7.375%		BB	1,025,062
152,400	Equity Commonwealth	7.250%		Ba1	3,973,068
12,359	Highwoods Properties, Inc., Series A, (5)	8.625%		Baa3	15,182,259
415,700	Hudson Pacific Properties Inc.	8.375%		N/R	10,870,555
54,150	Kilroy Realty Corporation	6.875%		Ba1	1,402,485
15,500	Kilroy Realty Corporation	6.375%		Ba1	395,715
99,000	SL Green Realty Corporation	6.500%		Ba1	2,598,750
	Total Office				43,070,966
	Residential – 2.7%
36,100	Apartment Investment & Management Company	7.000%		BB-	925,604
234,450	Apartment Investment & Management Company	6.875%		BB	6,273,882
89,100	Campus Crest Communities	8.000%		N/R	2,256,903
10,000	Equity Lifestyle Properties Inc.	6.750%		N/R	263,000
	Total Residential				9,719,389
	Retail – 25.8%
581,000	CBL & Associates Properties Inc.	7.375%		BB	14,676,060
160,750	DDR Corporation	6.500%		Baa3	4,105,555
133,350	DDR Corporation	6.250%		Baa3	3,407,092
100,950	Excel Trust Inc.	8.125%		BB	2,683,251
452,500	General Growth Properties	6.375%		N/R	11,538,750
158,000	Inland Real Estate Corporation	8.125%		N/R	4,131,700
215,900	Inland Real Estate Corporation	6.950%		N/R	5,473,065
29,000	Kimco Realty Corporation	6.900%		Baa2	742,690
154,200	Kimco Realty Corporation	6.000%		Baa2	3,993,780
2,350	Kite Realty Group Trust	8.250%		N/R	60,888
225,000	Regency Centers Corporation	6.625%		Baa3	5,915,250
304,250	Saul Centers, Inc.	6.875%		N/R	8,004,817
3,169	Simon Property Group, Inc.	8.375%		BBB+	234,506
188,650	Taubman Centers Incorporated, Series J	6.500%		N/R	4,870,943
454,000	Taubman Centers Incorporated, Series K	6.250%		N/R	11,427,180
45,150	Urstadt Biddle Properties	7.125%		N/R	1,196,927
127,900	Urstadt Biddle Properties	6.750%		N/R	3,326,679
93,652	Weingarten Realty Trust	6.500%		Baa3	2,365,650
50,964	WP GLIMCHER, Inc.	8.125%		BB+	1,276,648
95,000	WP GLIMCHER, Inc.	6.875%		BB+	2,552,650
	Total Retail				91,984,081
	Specialized – 5.8%
4,850	CubeSmart	7.750%		Baa3	130,465
311,150	Public Storage, Inc., Series R	6.350%		A	8,251,698
167,000	Public Storage, Inc., Series S, (6)	5.900%		A	4,293,570
78,350	Public Storage, Inc., Series V	5.375%		A	1,886,668
47,000	Public Storage, Inc., Series X	5.200%		A3	1,141,630
186,000	Public Storage, Inc., Series Y	6.375%		A	4,999,680
	Total Specialized				20,703,711
	Total Real Estate Investment Trust Preferred Stocks (cost $207,834,481)				218,197,775

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 0.1% (0.0% of Total Investments)
	Diversified – 0.1%
$ 268	Select Income REIT	2.850%	2/01/18	Baa2	$ 270,295
$ 268	Total Corporate Bonds (cost $266,971)				270,295
	Total Long-Term Investments (cost $381,561,146)				490,139,443

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 2.2% (1.6% of Total Investments)
$ 7,759	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/15, repurchase price $7,759,310, collateralized by $7,615,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $7,919,600	0.000%	4/01/15		$ 7,759,310
	Total Short-Term Investments (cost $7,759,310)				7,759,310
	Total Investments (cost $389,320,456) – 139.5%				497,898,753
	Borrowings – (39.2)% (7), (8)				(140,000,000)
	Other Assets Less Liabilities – (0.3)% (9)				(878,048)
	Net Assets Applicable to Common Shares – 100%				$ 357,020,705

Investments in Derivatives as of March 31, 2015

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (10)	Date	(Depreciation)
JPMorgan	$ 35,761,000	Receive	1-Month USD-LIBOR-BBA	1.462%	Monthly	12/01/15	12/01/20	$ (373,018)
JPMorgan	35,761,000	Receive	1-Month USD-LIBOR-BBA	1.842	Monthly	12/01/15	12/01/22	(690,636)
	$ 71,522,000							$ (1,063,654)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$ 271,671,373	$ –	$ –	$ 271,671,373
Real Estate Investment Trust Preferred Stocks	203,015,516	15,182,259	–	218,197,775
Corporate Bonds	–	270,295	–	270,295
Short-Term Investments:
Repurchase Agreements	–	7,759,310	–	7,759,310
Investments in Derivatives:
Interest Rate Swaps*	–	(1,063,654)	–	(1,063,654)
Total	$ 474,686,889	$ 22,148,210	$ –	$ 496,835,099

* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments (excluding investments in derivatives) was $393,000,210.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation				$ 109,244,499
Depreciation				(4,345,956)

Net unrealized appreciation (depreciation) of investments				$ 104,898,543

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Investment, or portion of investment, is out on loan. The total value of investments out on loan as of the end of the reporting period was $41,000.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	For fair value measurement disclosure purposes, investment classified as Level 2.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(7)	Borrowings as a percentage of Total Investments is 28.1%.
(8)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicale) in the Portfolio of Investments as collateral for Borrowings.  As of the end of the reporting period investments with a value of $290,370,951 have been pledged as collateral for Borrowings.

(9)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(10)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
REIT	Real Estate Investment Trust
USD-LIBOR-BBA	United States Dollar— London Inter-Bank Offered Rate — British Bankers’ Association

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Real Estate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 29, 2015